Segment Information Revenue per country - Offshore Vessels (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total revenues	$ 100,716	$ 51,934	$ 244,020
Offshore Support Vessels
Total revenues	5,018	21,112	8,118
Brazil | Offshore Support Vessels
Total revenues	5,018	19,312	8,118
Europe | Offshore Support Vessels
Total revenues	$ 0	$ 1,800	$ 0